Shareholder Report, Line Graph (Details) 197671_RMB Mendon Financial Services Fund_Class I_TSR Annual {Class I} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 01, 2017	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 171,243	$ 145,920	$ 139,276	$ 171,528	$ 109,364	$ 115,725	$ 93,988	$ 113,023	$ 100,000	$ 193,712
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index Total Return
Accumulated Value	282,444	228,131	181,119	224,176	178,397	147,573	112,635	118,865	100,000	$ 330,871
NASDAQ Bank Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NASDAQ Bank Index Total Return
Accumulated Value	$ 144,414	$ 119,780	$ 124,043	$ 148,162	$ 103,675	$ 112,084	$ 90,118	$ 107,506	$ 100,000	$ 144,914